Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0002152549
Registrant Name	Redwoods Acquisition Corp II
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A